LEGG MASON CLASSIC VALUATION FUND

       Supplement to the Primary Class Prospectus dated February 28, 2005 This supplement supersedes all prior supplements to the Prospectus.


The following changes to the Legg Mason Classic Valuation Fund Primary Class Prospectus are effective beginning December 1, 2005.


1. The first paragraph of the section "Distribution Plan - Distributor of the Fund's Shares" on page 9 of the Prospectus is replaced in its entirety with the following:

Legg Mason Investor Services, LLC ("LMIS"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares.

2. The section "Distribution Plan - Distributor of the Fund's Shares" on page 9 of the Prospectus is supplemented to include the following paragraph:

The fund's adviser and its affiliates may pay non-affiliated entities out of their own assets to support the distribution of Primary Class shares and shareholder servicing.

3. All references to "Legg Mason" on pages 9, 10 and 17 of the Prospectus are replaced with "LMIS".

4. The section "How to Invest" beginning on page 11 of the Prospectus is replaced in its entirety with the following:

The fund generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.

You can buy shares through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund ("Financial Adviser"). You can also buy shares directly from the fund.

The fund reserves the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the fund may waive the minimum initial investment requirements in its sole discretion.

For questions regarding your eligibility to invest in Primary Class shares, contact your Financial Adviser or LMIS' Funds Investor Services Division ("FIS") at 1-800-822-5544.
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                                                     Primary Class Shares
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Investment Minimums -
Initial Investment                              $1,000
(per fund)
Subsequent Investments
(per fund)                                      $100
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Automatic Investment Plans, including
Legg Mason Future First(R) Systematic            $50
Investment Plan
(Minimum per transaction)
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Minimum Account Size                            $500
(per fund)
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Retirement Plans
Employer-sponsored retirement plans (i.e. 401(k), 403(b) or equivalent) where a Financial Adviser is providing advice, record-keeping or other shareholder services to the plan, are eligible for Primary Class shares in accordance with the minimum initial investment criteria set forth above.

Purchasing Primary Class Shares

You can open a regular, retirement or Coverdell Education Savings Account by contacting your Financial Adviser. To open an account directly with the fund call 1-800-822-5544 or visit www.leggmasonfunds.com for an account application.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Financial Adviser to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, contact your Financial Adviser or visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Contact your Financial Adviser or the fund with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund.

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                         Through Your Financial Adviser
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Your Financial Adviser can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser. Your Financial Adviser may have different minimum investment requirements for investments in Primary Class shares than the minimum investment requirements described in this Prospectus. You should consult its program literature for further information.
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                             Directly With The Fund
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Mail                                                Mail your check, payable to Legg Mason Funds, to:
                                                             Legg Mason Funds
                                                             c/o Boston Financial Data Services
                                                             P.O. Box 55214
                                                             Boston, MA 02205-8504
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Telephone or Wire                                   Call the fund at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account. Wire transfers may be subject to a service charge by your bank.
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Internet or TeleFund                                Visit www.leggmasonfunds.com or call TeleFund, the automated telephone account management service, at 1-877-6-LMFUNDS (1-877-656-3863).
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Automatic Investments                               Arrangements may be made with some employers and financial institutions for regular automatic monthly investments in the fund. You may also reinvest dividends from other Legg Mason funds in the fund.
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Future First(R) Systematic Investment Plan          Contact the fund to enroll in Legg Mason's Future First(R) Systematic Investment
                                                    Plan.  This plan allows you to automatically invest a specific dollar amount at regular intervals. The transfer agent will transfer money directly from your checking or savings account or another Legg Mason fund to purchase fund shares.
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The fund must receive your purchase order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares and name of the fund) before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, to receive that day's price. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by your Financial Adviser before the close of regular trading on the Exchange and communicated to the fund on the following business day, will be processed at the net asset value determined on the day the order was received by the Financial Adviser. Certain Financial Advisers may have agreements to purchase shares of the fund, with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Financial Adviser could be held liable for resulting fees or losses. It is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner. If you purchase shares directly from the fund, your payment must accompany your order.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

When you purchase shares directly from the fund and have not identified a broker-dealer that has an agreement to distribute the fund, your order will be placed through LMIS, the fund's distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the class of shares which you own. For more information regarding 12b-1 fees see "Distribution Plan."


5. The section "How to Redeem Your Shares" beginning on page 14 of the Prospectus is replaced in its entirety with the following:

You can redeem your shares through any of the following methods.

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                       Through Your Financial Adviser
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Your Financial Adviser can redeem shares of the fund on your behalf.
Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult its program literature for further information.
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                             Directly With The Fund
Additional documentation may be required from corporations, executors, administrators, trustees or custodians.
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Telephone             Call the fund at 1-800-822-5544 to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                      Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the fund has your bank account information on file. Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file).
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Internet or TeleFund  Redeem shares through the Internet at www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS
                      (1-877-656-3863).
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Mail                  Send a letter to the fund requesting redemption of your shares to:
                           Legg Mason Funds
                           c/o Boston Financial Data Services
                           P.O. Box 55214
                           Boston, MA 02205-8504

                      The letter should be signed by all of the owners of the account. Redemption requests for shares valued at
                      $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. (See "ACCOUNT POLICIES - Signature Guarantee.")
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The fund must receive your redemption order in proper form before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. However, orders received by your Financial Adviser by the close of regular trading on the Exchange and communicated to the fund on the following business day, will be effected at the net asset value determined on the day the order was received by the Financial Adviser. It is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner.

Additional Information about Redemptions:

The fund's service providers will follow reasonable procedures to ensure the validity of any telephone, Internet or wire redemption request, such as requesting identifying information from users or employing identification numbers. The fund and its service providers will not be responsible for any account losses due to fraudulent telephone, Internet or wire orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.


6. The section "Account Policies - Signature Guarantee" on page 17 of the Prospectus is supplemented to include the following:

A signature guarantee may be required for the following situations:
o remitting redemption proceeds to any person, address or bank account not on record.
o making changes to the account registration after the account has been opened.
o transferring shares to an account in another Legg Mason fund with a different account registration.


7. The first bullet appearing under "The fund reserves the right to" at the top of page 18 of the Prospectus is replaced in its entirety with the following:

Suspend the offering of shares permanently or for a period of time;


8. The third paragraph of the section "Account Policies - Frequent Trading of Fund Shares" on page 18 of the Prospectus is replaced in its entirety with the following:

Under the fund's frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy provides that the fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, the fund has the discretion to determine that restricting a shareholder's trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder's account, the perceived reason for the frequent trading, the amount of trading and the particular fund in which the trading has occurred. Additionally, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.


9. The first paragraph of the section "Services for Investors" on page 20 of the Prospectus is replaced in its entirety with the following:

 Below is a description of services provided to shareholders who own shares directly with the fund. You should contact your Financial Adviser to determine if it offers similar services to those listed below.

10. The section "Services for Investors - Confirmations and Account Statements" on page 20 of the Prospectus is replaced in its entirety with the following:

You will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal
Plan). Primary Class shareholders will receive account statements monthly unless there has been no activity in the account. If there has been no monthly activity, Primary Class shareholders will receive a quarterly statement.


11. The section "Services for Investors - Mailing of Reports and Prospectuses" on page 21 of the Prospectus is replaced in its entirety with the following:

If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund per the instructions below.

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Primary Class     Call  1-800-822-5544  or  write  to Legg  Mason  Funds,  c/o
Shareholders      Boston Financial Data Services,  P.O. Box 55214,  Boston, MA
                  02205-8504.
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12. The third and fourth paragraphs of the section "Distributions and Taxes" on page 22 of the Prospectus are deleted in their entirety. The following information is added to this section:

Receiving Your Dividends and Other Distributions:

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the fund the following conditions apply:

o your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash.

o Primary Class shareholders who have a minimum account balance of $10,000 may request that their dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

o to change your election, you must notify the fund at least ten days before the next distribution is to be paid.

o if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.






 This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated December 1, 2005.